Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	2,170,328	2,382,396	[1]	2,171,325	[1]
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	259,461	61,447		618,183
Other financial liabilities, Non-current	2,161,366	2,377,162		2,163,402
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	196,969	4,720		154,161
Other financial liabilities, Non-current	721,022	914,242		644,000
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	802	932		336
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	196,167	3,788		153,825
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,968	192,455
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,540	55,968		174,500
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	59,188	57,540		37,109
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	60,917	59,188		37,731
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	487,409	549,091		394,660
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	46,345	4,026		3,090
Other financial liabilities, Non-current	$ 721,022	$ 764,242		$ 494,000
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.25%	5.25%		4.89%
Nominal Interest Rate	4.74%	4.98%		4.89%
Other financial liabilities, Current	$ 46,345	$ 4,026		$ 3,090
Other financial liabilities, Non-current	721,022	764,242		494,000
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	793	928
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	45,552	3,098		3,090
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,968	42,455
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,540	55,968		24,500
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	59,188	57,540		37,109
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	60,917	59,188		37,731
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	487,409	549,091		394,660
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 150,624	694		151,071
Other financial liabilities, Non-current		$ 150,000		$ 150,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.27%	5.91%		6.51%
Nominal Interest Rate	5.27%	5.91%		6.51%
Other financial liabilities, Current	$ 150,618	$ 694		$ 151,071
Other financial liabilities, Non-current		150,000		150,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.20%
Nominal Interest Rate	6.20%
Other financial liabilities, Current	$ 6
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	4		336
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	6
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 150,615	690		150,735
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 150,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 150,000

[1]	See Note 3.